Allowance For Loan Losses (Allowance Calculation At The Segment Level And Adjusted Beginning Balance For The Allowance For Credit Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Average loans			$ 4,642,478	$ 4,594,436
Beginning balance	143,575		116,717	100,088
Transfer of loans at fair value	219
Transfer of allowance to held for sale	13,100	[1]
Charge-offs	133,882		66,314	59,022
Recoveries	8,798		6,092	6,830
Net Charge-offs	125,084		60,222	52,192
Provision for loan losses	63,272		87,080	68,821
Ending balance	68,444		143,575	116,717
Ratio of net charge-offs to average loans			1.30%	1.14%
Ratio of allowance for loan losses to end of period loans			3.03%	2.52%
Commercial, Financial And Agricultural [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	11,555
Transfer of loans at fair value	2
Transfer of allowance to held for sale	1,184	[1]
Charge-offs	18,350		8,484	10,047
Recoveries	1,402		1,237	1,010
Net Charge-offs	16,948
Provision for loan losses	23,529
Ending balance	16,950		11,555
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	24,369
Transfer of loans at fair value	150
Transfer of allowance to held for sale	4,327	[1]
Charge-offs	23,063		7,748	5,662
Recoveries	1,825		850	771
Net Charge-offs	21,238
Provision for loan losses	16,885
Ending balance	15,539		24,369
Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	70,462
Transfer of loans at fair value	63
Transfer of allowance to held for sale	1,998	[1]
Charge-offs	64,166		23,308	21,956
Recoveries	1,463		813	1,322
Net Charge-offs	62,703
Provision for loan losses	8,735
Ending balance	14,433		70,462
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	30,259
Transfer of loans at fair value	4
Transfer of allowance to held for sale	5,450	[1]
Charge-offs	20,691		18,401	11,765
Recoveries	1,719		1,429	1,723
Net Charge-offs	18,972
Provision for loan losses	9,859
Ending balance	15,692		30,259
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	6,925
Transfer of allowance to held for sale	141	[1]
Charge-offs	7,612		8,373	9,583
Recoveries	2,385		1,763	2,001
Net Charge-offs	5,227
Provision for loan losses	4,273
Ending balance	5,830		6,925
Leases [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	5
Charge-offs				9
Recoveries	4			3
Net Charge-offs	(4)
Provision for loan losses	$ (9)

[1]	Transfer of allowance to held for sale was allocated on a pro-rata basis based on the outstanding balance of the loans held for sale.